Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Schedule of changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the six months ended June 30, 2024:

	Share capital (€ thousand)	Share premium (€ thousand)	Outstanding ordinary shares	Ordinary shares held in treasury	Total ordinary shares	Special voting shares
At December 31, 2023	9,154	782,587	250,310,263	52,394,463	302,704,726	154,981,350
Ordinary shares delivered under share-based payments (1)	—	—	2,106,216	(2,106,216)	—	—
At June 30, 2024	9,154	782,587	252,416,479	50,288,247	302,704,726	154,981,350
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(1)As a result of the vesting of certain equity incentive arrangements, 2,106,216 ordinary shares, which were previously held in treasury, were delivered to participants of the share-based payments plans, as further described below:

(a)609,756 ordinary shares to the Senior Management Team to settle a portion of the bonus in ordinary shares equal to a value of $7,500 thousand as part of long-term equity incentives provided.
(b)588,000 ordinary shares to the CEO under the CEO 2022-2024 long-term incentive plan in relation to the 2023 performance period;
(c)360,000 ordinary shares to the CEO under the CEO IPO PSU plan.
(d)430,000 ordinary shares to the directors of the Group, key executives with strategic responsibilities and other employees of the Group under the Management IPO PSU plan.
(e)78,460 ordinary shares to the non-executive directors of the Group for 50% of their annual base remuneration for services provided in 2022.
(f)40,000 ordinary shares to the Senior Management Team (excluding the CEO) under the 2023 RSU Plan in connection with the achievement of the service condition for the first installment.

Schedule of Other Reserves Including Other Comprehensive Income
Other reserves are detailed as follows:

(€ thousands)	At June 30, 2024	At December 31, 2023
Share-based payments reserve	80,349	96,008
Non-controlling interests options reserve	(114,247)	(183,525)
Other	(135,757)	(66,479)
Other reserves	(169,655)	(153,996)